GOING CONCERN (Details Narrative) - USD ($)	125 Months Ended	128 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss since inception	$ 20,905,369	$ 19,324,617	$ 19,269,840